10. Financial instruments (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	$ 30,543,272	$ 36,109,122
Financial liabilities at fair value through profit or loss	0	0
Non-financial liabilities	0	14,191,041
Financial liabilities	30,543,272	50,300,163
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	13,070,359	22,904,340
Financial liabilities at fair value through profit or loss	0	0
Non-financial liabilities	0	0
Financial liabilities	13,070,359	22,904,340
Other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	7,616,248	488,126
Financial liabilities at fair value through profit or loss	0	0
Non-financial liabilities	0	14,191,041
Financial liabilities	7,616,248	14,679,167
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	9,856,665	12,716,656
Financial liabilities at fair value through profit or loss	0	0
Non-financial liabilities	0	0
Financial liabilities	$ 9,856,665	$ 12,716,656